Liabilities (Details 1) - Deferred Royalty Liability - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning	$ 158	$ 165
Add:
Interest	28	29
Less:
Advance royalty payment	(35)	(35)
Foreign currency translation adjustment		(1)
Balance, ending	151	$ 158
Current portion	35
Long term portion	$ 116